Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Non-cash Transactions [Abstract]
Non-cash Transactions

	For the year ended December 31,
	2020	2019	2018
Non-cash operation activities
Distribution of LTIP with treasury shares	72,433	—	—
Transfer of POS from inventory to property and equipment	—	(42,429)	—

Non-cash investing activities
MTM of financial investments	(278)	(28)	—
Property and equipment acquired through lease	79,031	—	—
Unpaid consideration for acquisitions	68,701	1,961	2,528

Non-cash financing activities
Unpaid consideration for acquisition of non-controlling shares	—	1,574	—